General Information (Detail) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GENERAL INFORMATION
Number of employees	1,792	1,971
Average number of employees	1,852	2,006
Enel S.p.A.
GENERAL INFORMATION
Ownership interest	64.93%